ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
11.	ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss include the following:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Currency translation adjustment(1)	$(109)	$(109)	$(109)
Unrealized gain (loss) on derivatives (Note 3)	1	(6)	114
Unfunded pension and postretirement benefit plan (Note 9)	(7)	(16)	(14)

Accumulated other comprehensive loss	$(115)	$(131)	$(9)

(1)	Currency translation adjustments resulting from translating the Canadian subsidiaries’ financial statements into U.S. dollar equivalents, prior to adoption of the U.S. dollar as their functional currency, were reported separately and accumulated in other comprehensive income (loss).